UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

OCTOBER 31, 2010 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares Fund #148 Tax-Exempt Cash Managed Shares Fund #248

Contents
3 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
20 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
26 Notes to Financial Statements
33 Investment Management Agreement Approval
37 Summary of Management Fee Evaluation by Independent Fee Consultant
41 Summary of Administrative Fee Evaluation by Independent Fee Consultant
42 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2010 to October 31, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2010
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/10	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,000.90	$1,000.10
Expenses Paid per $1,000*	$.96	$1.81
Hypothetical 5% Fund Return
Beginning Account Value 5/1/10	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,024.25	$1,023.39
Expenses Paid per $1,000*	$.97	$1.84

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	.19%
Tax-Exempt Cash Managed Shares	.36%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/10	4/30/10

Municipal Investments Municipal Variable Rate Demand Notes	75%	72%
Municipal Bonds and Notes	25%	28%
	100%	100%

Weighted Average Maturity	10/31/10	4/30/10

Cash Account Trust — Tax-Exempt Portfolio	51 days	44 days
National Tax-Free Retail Money Fund Average*	34 days	31 days

* The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see pages 6-19. A quarterly Fact Sheet is available upon request.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month beginning December 2010, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of October 31, 2010 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
Alabama 0.3%
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.28%*, 12/1/2039, US Bank NA (a)	1,000,000	1,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.37%*, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000
		11,000,000
Arizona 0.2%
Arizona, Salt River Pima-Maricopa Indian Community, 0.33%*, 10/1/2026, Bank of America NA (a)	6,000,000	6,000,000
Arkansas 0.2%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.32%*, 10/1/2040, Bank of Tokyo-Mitsubishi UFJ (a)	8,000,000	8,000,000
California 2.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D-1, 0.21%*, 4/1/2045, Lloyds TSB Bank PLC (a)	1,500,000	1,500,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.31%*, 5/15/2030	10,000,000	10,000,000
California, Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.24%*, 11/1/2038, US Bank NA (a)	2,700,000	2,700,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.27%*, 10/1/2036	3,000,000	3,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.38%*, 5/15/2018, JPMorgan Chase Bank (a)	15,110,000	15,110,000
Series 2681, 144A, AMT, 0.53%*, 5/15/2018, JPMorgan Chase Bank (a)	7,000,000	7,000,000
California, Wells Fargo Stage Trust, Series 72C, 144A, 0.26%*, 8/15/2039	28,275,000	28,275,000
Los Angeles County, CA, Series R-13101CE, 144A, 0.3%*, 6/30/2011	12,500,000	12,500,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.27%*, 12/1/2032	2,000,000	2,000,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 0.25%*, 7/1/2028	1,200,000	1,200,000
Series B-2, 0.28%*, 7/1/2035	2,100,000	2,100,000
Stockton, CA, Public Financing Authority Water Revenue, Delta Water Supply Project, Series A, 0.26%*, 10/1/2040, Union Bank (a)	10,000,000	10,000,000
		95,385,000
Colorado 3.7%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.3%*, 12/1/2029, US Bank NA (a)	21,895,000	21,895,000
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.73%*, 12/1/2037, Compass Bank (a)	15,500,000	15,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.28%*, 6/1/2038, US Bank NA (a)	10,000,000	10,000,000
Colorado, Goldsmith Metropolitan District, 0.67%*, 12/1/2034, Compass Bank (a)	5,270,000	5,270,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.28%*, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority Revenue, Single Family, Series C-3, "I", AMT, 0.31%*, 5/1/2022 (a)	4,000,000	4,000,000
Colorado, Housing & Finance Authority, Single Family, "I", Series B-2, 144A, AMT, 0.35%*, 11/1/2026	12,000,000	12,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.6%*, 12/1/2020, Compass Bank (a)	6,405,000	6,405,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.28%*, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
Colorado Springs, CO, Utilities Revenue, Series A, 0.33%*, 11/1/2023	18,470,000	18,470,000
		125,120,000
Connecticut 0.4%
Connecticut, Barclays Capital Municipal Trust Receipts, University of Connecticut, Series 41B, 144A, 0.29%*, 2/15/2026	2,890,000	2,890,000
Newtown, CT, Bond Anticipation Notes, 1.75%, 2/23/2011	11,900,000	11,953,332
		14,843,332
Delaware 0.6%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.44%*, 10/1/2028, Rabobank International (a)	14,280,062	14,280,062
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.27%*, 5/1/2036, PNC Bank NA (a)	6,040,000	6,040,000
		20,320,062
District of Columbia 0.3%
District of Columbia, Center for Internships & Academic Revenue, 0.3%*, 7/1/2036, Branch Banking & Trust (a)	3,280,000	3,280,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.34%*, 12/1/2021	7,780,000	7,780,000
		11,060,000
Florida 4.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.32%*, 12/15/2038, Citibank NA (a)	3,750,000	3,750,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.32%*, 8/15/2038, Citibank NA (a)	1,950,000	1,950,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.36%*, 1/15/2019, Branch Banking & Trust (a)	7,040,000	7,040,000
Series 1029, 0.36%*, 7/1/2024, Branch Banking & Trust (a)	10,510,000	10,510,000
Series 1012, 144A, 0.36%*, 11/1/2024, Branch Banking & Trust (a)	9,825,000	9,825,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.28%*, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.28%*, 7/1/2038, Northern Trust Co. (a)	13,210,000	13,210,000
Florida, General Obligation, State Board of Public Education, "A", 144A, 0.28%*, 6/1/2027	18,840,000	18,840,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.27%*, 10/15/2032	8,920,000	8,920,000
Florida, Lee Memorial Health System, Hospital Revenue, Series C, 0.25%*, 4/1/2033, Northern Trust Co. (a)	1,980,000	1,980,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.32%*, 8/15/2041, SunTrust Bank (a)	5,445,000	5,445,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, Series C, 0.25%*, 8/15/2027, Bank of America NA (a)	4,000,000	4,000,000
Jacksonville, FL, Transportation Revenue, Series B, 0.27%*, 10/1/2027, Wells Fargo Bank NA (a)	7,800,000	7,800,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.28%*, 10/1/2027, Northern Trust Co. (a)	21,000,000	21,000,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.34%*, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.5%*, 10/1/2037, Bank of America NA (a)	9,005,000	9,005,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.27%*, 11/1/2038, Northern Trust Co. (a)	9,750,000	9,750,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.31%*, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000
		162,915,000
Georgia 4.4%
Atlanta, GA, 0.32%, 11/15/2010	9,346,000	9,346,000
Burke County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Vogtle, 0.33%*, 10/1/2032	48,100,000	48,100,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.3%*, 12/1/2030, Branch Banking & Trust (a)	3,630,000	3,630,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.3%*, 5/1/2026, Branch Banking & Trust (a)	6,865,000	6,865,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.3%*, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.28%*, 8/1/2040	55,000,000	55,000,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.29%*, 1/1/2018 (b)	4,660,000	4,660,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.3%*, 10/1/2031, Branch Banking & Trust (a)	8,580,000	8,580,000
Series A, 0.3%*, 10/1/2036, Branch Banking & Trust (a)	9,940,000	9,940,000
		148,821,000
Hawaii 0.5%
Hawaii, Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-2, 0.27%*, 7/1/2033, Bank of Nova Scotia (a) (b)	18,000,000	18,000,000
Idaho 2.1%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.31%*, 7/1/2032	4,025,000	4,025,000
"I", Series A, AMT, 0.31%*, 7/1/2033	6,275,000	6,275,000
"I", Series B, AMT, 0.31%*, 7/1/2033	6,160,000	6,160,000
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2011	52,000,000	52,543,627
		69,003,627
Illinois 11.7%
Channahon, IL, Morris Hospital Revenue:
Series A, 0.26%*, 12/1/2023, US Bank NA (a)	3,465,000	3,465,000
Series C, 0.26%*, 12/1/2032, US Bank NA (a)	5,335,000	5,335,000
Chicago, IL, 0.43%, 12/15/2010	32,401,000	32,401,000
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.28%*, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.36%*, 1/1/2022, Dexia Credit Local (a) (b)	11,500,000	11,500,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-051, 144A, 0.36%*, 12/1/2028	5,365,000	5,365,000
Series 2008-052, 144A, 0.36%*, 12/1/2035	25,125,000	25,125,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.34%*, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.44%*, 6/1/2020, Rabobank International (a)	18,024,484	18,024,484
Illinois, Development Finance Authority Revenue, AMR Pooled Program, Series B-1, 0.37%*, 10/1/2029, Comerica Bank (a)	7,095,000	7,095,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.55%*, 8/1/2019, LaSalle Bank NA (a)	1,765,000	1,765,000
Illinois, Education Facility Authority Revenue, Series N, 0.3%, 1/13/2011	54,350,000	54,350,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.28%*, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series E, 144A, 0.29%*, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue, "A", 144A, 0.28%*, 12/1/2042	5,445,000	5,445,000
Illinois, Finance Authority Revenue, Clare Oaks, Series C, 0.3%*, 11/1/2040, Sovereign Bank FSB (a)	16,380,000	16,380,000
Illinois, Finance Authority Revenue, Northwestern University:
Series B, 0.32%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	35,000,000	35,000,928
Series A, 0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2034	37,500,000	37,501,708
0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	20,000,000	20,000,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.39%*, 7/1/2038, Sovereign Bank FSB (a)	9,000,000	9,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.33%*, 7/1/2026 (b)	6,665,000	6,665,000
Illinois, State Toll Highway Authority Revenue, Senior Priority:
Series A-1, 0.33%*, 7/1/2030	9,100,000	9,100,000
Series A-2, 0.33%*, 7/1/2030	10,300,000	10,300,000
Illinois, University of Illinois Revenue, "A", 144A, 0.29%*, 4/1/2035 (b)	12,000,000	12,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.27%*, 11/15/2035	9,110,000	9,110,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.58%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.32%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		394,633,120
Indiana 1.1%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.27%*, 8/1/2029, Harris NA (a)	6,685,000	6,685,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.3%*, 5/1/2036, Sovereign Bank FSB (a)	6,200,000	6,200,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Harrison County Hospital Project, 0.31%*, 1/1/2032, JPMorgan Chase Bank (a)	11,600,000	11,600,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.55%*, 6/1/2022, LaSalle Bank NA (a)	3,300,000	3,300,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.3%*, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
		37,030,000
Iowa 1.1%
Iowa, Finance Authority Health Facilities Revenue, Great River Medical Center Project, 0.31%*, 6/1/2027, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Iowa, Finance Authority Health Facilities Revenue, Iowa Health Systems, Series D, 0.25%*, 2/15/2035, Bank of America NA (a)	7,515,000	7,515,000
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 0.32%*, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
		38,515,000
Kansas 1.5%
Kansas, State Department of Transportation Highway Revenue, Series D, 0.29%*, 3/1/2012	9,465,000	9,465,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.37%*, 12/1/2036, US Bank NA (a)	3,650,000	3,650,000
Lenexa, KS, Revenue Bond, Series 2007-302, 144A, 0.35%*, 2/1/2012	12,045,000	12,045,000
Wichita, KS, General Obligation, Series 240, 0.45%, 9/15/2011	23,800,000	23,808,698
		48,968,698
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.07%*, 10/15/2014	3,350,000	3,350,000
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.3%*, 10/1/2028, Bank of America NA (a)	4,950,000	4,950,000
Maine 0.4%
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.3%*, 11/15/2041	15,000,000	15,000,000
Maryland 1.1%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.31%*, 7/1/2020, Societe Generale (a) (b)	10,000,000	10,000,000
Maryland, BB&T Municipal Trust, Series 46, 144A, 0.27%*, 7/1/2016	3,840,000	3,840,000
Maryland, State Economic Development Corp. Revenue, YMCA of Central Maryland Project, 0.3%*, 4/1/2031, Branch Banking & Trust (a)	3,700,000	3,700,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series C, 0.3%*, 7/1/2037, Bank of America NA (a)	2,400,000	2,400,000
Montgomery County, MD, 0.32%, 11/3/2010	16,400,000	16,400,000
		36,340,000
Massachusetts 4.8%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.28%*, 3/1/2030	15,450,000	15,450,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.35%*, 6/15/2012, Bank of America NA (a)	7,335,000	7,335,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.35%*, 6/1/2021, Comerica Bank (a)	3,280,000	3,280,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.26%*, 4/1/2038, TD Bank NA (a)	3,500,000	3,500,000
Massachusetts, State General Obligation, Series A, 0.28%*, 9/1/2016	19,345,000	19,345,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.3%*, 3/1/2028	8,095,000	8,095,000
Massachusetts, State Industrial Finance Agency Revenue, JHC Assisted Living Corp., Series A, 144A, 0.28%*, 12/1/2029, TD Bank NA (a)	4,650,000	4,650,000
Massachusetts, State Revenue Anticipation Notes:
Series A, 2.0%, 4/28/2011	50,000,000	50,421,025
Series C, 2.0%, 6/23/2011	50,000,000	50,538,355
		162,614,380
Michigan 4.0%
Michigan, Finance Authority Revenue, State Aid Notes, Series D-3, 144A, 2.0%, 8/22/2011, Scotiabank (a)	43,000,000	43,561,740
Michigan, RBC Municipal Products, Inc. Trust, Series L-24, 144A, AMT, 0.33%*, 3/1/2028, Royal Bank of Canada (a)	2,900,000	2,900,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.33%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.37%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.37%**, 11/15/2049	10,000,000	10,000,000
		134,406,740
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.32%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
AMT, 0.47%*, 11/1/2017, US Bank NA (a)	2,065,000	2,065,000
Minnesota, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, AMT, 0.34%*, 1/1/2038	3,145,000	3,145,000
Minnesota, State Housing Finance Agency, Residential Housing:
Series J, AMT, 0.29%*, 7/1/2033	4,460,000	4,460,000
Series C, AMT, 0.3%*, 7/1/2048	5,000,000	5,000,000
		19,670,000
Mississippi 0.7%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
Series B, AMT, 0.63%*, 12/1/2047, Wells Fargo Bank NA (a)	5,706,976	5,706,976
Series A, AMT, 0.63%*, 4/1/2048, Wells Fargo Bank NA (a)	9,500,000	9,500,000
		24,581,976
Missouri 1.3%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center Project, Series E, 0.28%*, 4/15/2034, Bank of America NA (a)	23,900,000	23,900,000
Missouri, State Development Finance Board, 0.28%, 11/29/2010	12,263,000	12,263,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.32%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
		42,963,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.28%*, 8/1/2012	2,475,000	2,475,000
Nevada 0.8%
Nevada, State Department of Business & Industry, Nevada Cancer Institute Project, 0.33%*, 12/1/2033, Bank of America NA (a)	14,550,000	14,550,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series B, AMT, 0.34%*, 4/1/2042	8,000,000	8,000,000
Series A, AMT, 0.43%*, 10/1/2039	4,700,000	4,700,000
		27,250,000
New Hampshire 0.8%
New Hampshire, Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.3%*, 10/1/2013, TD Bank NA (a)	4,040,000	4,040,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.28%*, 9/1/2042	17,250,000	17,250,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods Co., 0.28%*, 3/1/2038, Bank of America NA (a)	6,300,000	6,300,000
		27,590,000
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.44%*, 4/1/2026, National Bank of Canada (a)	2,720,000	2,720,000
New Mexico 2.1%
New Mexico, Educational Assistance Foundation:
Series A-1, AMT, 0.31%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
Series A-2, AMT, 0.32%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
New Mexico, State Tax & Revenue Anticipation Notes:
1.5%, 6/30/2011	25,000,000	25,197,214
2.0%, 6/30/2011	25,000,000	25,279,532
		70,476,746
New York 8.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Series A, 0.24%*, 7/1/2037, Bank of America NA (a) (b)	13,340,000	13,340,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.26%*, 12/1/2033, Bank of America NA (a)	13,000,000	13,000,000
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.31%*, 10/1/2026	12,605,095	12,605,095
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.5%*, 10/1/2045	24,400,000	24,400,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.31%*, 12/1/2033	16,400,000	16,400,000
New York, Metropolitan Transportation Authority Revenue, Series 2-A, 0.28%, 12/1/2010, TD Bank NA (a)	5,000,000	5,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.25%*, 7/1/2038, TD Bank NA (a)	1,800,000	1,800,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.28%*, 4/1/2015	2,500,000	2,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 3.0%, 2/15/2011	4,240,000	4,272,687
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.3%*, 5/15/2036	8,000,000	8,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 135, AMT, 0.32%*, 4/1/2037	27,900,000	27,900,000
Series 157, 0.39%*, 4/1/2047	9,915,000	9,915,000
New York, Wells Fargo Stage Trust:
Series 11C, 144A, 0.27%*, 11/15/2037	24,610,000	24,610,000
Series 4C, 144A, 0.27%*, 9/1/2040	11,545,000	11,545,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-E, 0.3%*, 11/1/2022	14,000,000	14,000,000
New York, NY, General Obligation:
Series A-6, 144A, 0.26%*, 8/1/2031, Landesbank Baden-Wurttemberg (a)	10,865,000	10,865,000
Series H-2, 0.27%*, 1/1/2036, Dexia Credit Local (a)	7,850,000	7,850,000
Series B2, 0.28%*, 8/15/2023	11,300,000	11,300,000
Series H-2, 0.3%*, 8/1/2014 (b)	13,100,000	13,100,000
Oyster Bay, NY, Bond Anticipation Notes, 1.5%, 3/11/2011	35,000,000	35,149,090
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 9/13/2011	19,000,000	19,265,249
		286,817,121
North Carolina 4.3%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.33%*, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.36%*, 3/1/2016, Branch Banking & Trust (a)	10,940,000	10,940,000
Series 1032, 0.36%*, 1/7/2024, Branch Banking & Trust (a)	12,310,000	12,310,000
Series 1008, 144A, 0.36%*, 3/1/2024, Branch Banking & Trust (a)	6,065,000	6,065,000
Series 1011, 144A, 0.36%*, 4/1/2024, Branch Banking & Trust (a)	7,945,000	7,945,000
Series 1024, 144A, 0.36%*, 5/31/2024, Branch Banking & Trust (a)	4,970,000	4,970,000
Series 1009, 144A, 0.36%*, 6/1/2024, Branch Banking & Trust (a)	17,440,000	17,440,000
Series 1025, 144A, 0.36%*, 6/1/2024, Branch Banking & Trust (a)	10,800,000	10,800,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.3%*, 12/1/2028, Branch Banking & Trust (a)	5,700,000	5,700,000
0.3%*, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.3%*, 10/1/2034, Branch Banking & Trust (a)	5,845,000	5,845,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.35%*, 8/1/2033, Bank of America NA (a)	7,895,000	7,895,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.3%*, 8/1/2030, Branch Banking & Trust (a)	6,940,000	6,940,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.28%*, 7/1/2034, Bank of America NA (a)	5,000,000	5,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.3%*, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.3%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series B, AMT, 0.33%*, 7/1/2029, Branch Banking & Trust (a)	3,720,000	3,720,000
Series A, 0.35%*, 7/1/2032, Branch Banking & Trust (a)	3,450,000	3,450,000
North Carolina, State Education Assistance Authority Revenue, Student Loan, Series A-2, AMT, 0.32%*, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
University of North Carolina Revenues, Series R-11292, 144A, 0.28%*, 12/1/2015	3,065,000	3,065,000
		146,520,000
Ohio 0.9%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.3%*, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.29%*, 1/1/2030, US Bank NA (a)	8,810,000	8,810,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.4%*, 3/1/2035	3,725,000	3,725,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.47%*, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.47%*, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
		31,705,000
Oklahoma 0.5%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.3%*, 1/1/2042, KBC Bank NV (a)	15,670,000	15,670,000
Oregon 5.1%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	152,000,000	153,609,191
Oregon, State Veterans Welfare, Series B, 0.28%*, 12/1/2045	2,500,000	2,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.3%*, 5/1/2034, Bank of America NA (a)	8,680,000	8,680,000
0.3%*, 5/1/2037, Bank of America NA (a)	5,415,000	5,415,000
		170,204,191
Pennsylvania 2.0%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.34%*, 6/1/2032, PNC Bank NA (a)	7,180,000	7,180,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.28%*, 4/15/2039, Royal Bank of Canada (a)	11,390,000	11,390,000
Bethlehem, PA, Area School District Authority Revenue, RBC Municipal Products, Inc. Trust Certificates, Series E-12, 144A, 0.28%**, 1/5/2012, Royal Bank of Canada (a)	5,000,000	5,000,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.3%*, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.28%*, 1/1/2032, PNC Bank NA (a) (b)	11,310,000	11,310,000
Montgomery County, PA, General Obligation, Series A, 0.27%*, 8/15/2024	20,300,000	20,300,000
Ridley, PA, School District, 0.28%*, 11/1/2029, TD Bank NA (a)	2,830,000	2,830,000
Westmoreland County, PA, Industrial Development Authority Revenue, Health Systems, Excela Health Project, Series B, 0.27%*, 7/1/2030, PNC Bank NA (a)	4,000,000	4,000,000
		65,865,000
South Carolina 0.8%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series B, 144A, 0.27%*, 11/1/2040, Wells Fargo Bank NA (a)	9,300,000	9,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.36%*, 1/1/2020, Branch Banking & Trust (a)	6,165,000	6,165,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.3%*, 9/1/2028, Branch Banking & Trust (a)	6,005,000	6,005,000
South Carolina, University Development Foundation Revenue, 144A, 0.3%*, 12/1/2010, Branch Banking & Trust (a)	3,970,000	3,970,000
		25,440,000
South Dakota 1.2%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.4%*, 8/1/2029	33,795,000	33,795,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.32%*, 2/1/2028, First American Bank (a)	8,000,000	8,000,000
		41,795,000
Tennessee 0.7%
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.29%*, 7/1/2038, US Bank NA (a)	4,415,000	4,415,000
Nashville & Davidson County, TN, Metropolitan Government, Industrial Development Board Revenue, YMCA Project, 0.4%*, 12/1/2027, Bank of America NA (a)	11,300,000	11,300,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.5%*, 12/1/2023, Wells Fargo Bank NA (a)	8,500,000	8,500,000
		24,215,000
Texas 11.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.48%*, 6/30/2020	40,100,000	40,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.29%*, 11/15/2029, Dexia Credit Local (a)	20,935,000	20,935,000
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Galveston County, TX, General Obligation, Series R-11275WF, 144A, 0.27%*, 8/1/2023 (b)	9,380,000	9,380,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.29%*, 11/15/2047, Northern Trust Co. (a)	8,100,000	8,100,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.28%*, 5/15/2034, Royal Bank of Canada (a)	24,070,000	24,070,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.28%*, 12/1/2028 (b)	14,780,000	14,780,000
Katy, TX, Independent School Building District, 0.27%*, 8/15/2033	8,300,000	8,300,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.28%*, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
Tarrant County, TX, Cultural Educational Facillities, Finance Corp., Fort Worth Museum Project, 144A, 0.27%*, 6/1/2038, Wells Fargo Bank NA (a)	8,300,000	8,300,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	12,200,000	12,200,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.31%*, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.37%*, 9/1/2032	5,452,000	5,452,000
Texas, North East Independent School District, "A", 144A, 0.29%*, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.33%*, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State General Obligation, "A", 144A, 0.28%*, 4/1/2029	8,685,000	8,685,000
Texas, State Tax & Revenue Anticipation Notes:
Series 3812, 144A, 0.28%*, 8/31/2011	80,000,000	80,000,000
Series 3813, 144A, 0.32%*, 8/31/2011	38,000,000	38,000,000
2.0%, 8/31/2011	25,000,000	25,336,979
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.31%*, 6/1/2034	10,840,000	10,840,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.68%*, 6/1/2038, Compass Bank (a)	4,625,000	4,625,000
		402,578,979
Utah 0.2%
Utah, Housing Corp., Single Family Mortgage Revenue:
Series 1, 144A, 0.5%, Mandatory Put 12/29/2010 @ 100, 7/1/2039	2,500,000	2,500,000
Series 2, 144A, AMT, 0.6% Mandatory Put 12/29/2010 @ 100, 7/1/2035	3,300,000	3,300,000
		5,800,000
Virginia 3.3%
Russell County, VA, Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series B, 144A, 0.28%*, 7/1/2038, US Bank NA (a)	10,775,000	10,775,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, General Resolution, Series A, 0.3%*, 5/28/2021, Branch Banking & Trust (a)	18,200,000	18,200,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series B, 0.35%, Mandatory Put 2/1/2011 @ 100, 2/26/2039	5,000,000	5,000,000
Series A, 0.4%, Mandatory Put 3/1/2011 @ 100, 2/26/2039	20,000,000	20,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.33%*, 7/15/2050	19,150,000	19,150,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-8, 144A, AMT, 0.36%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Series C-2, 144A, AMT, 0.41%*, 1/1/2014, Royal Bank of Canada (a)	9,190,000	9,190,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury, Series B, 0.3%*, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000
		110,880,000
Washington 1.9%
Port of Tacoma, WA, AMT, 0.32%*, 12/1/2036, Banco Bilbao Vizcaya (a)	10,000,000	10,000,000
Washington, State General Obligation:
Series 96A, 0.27%*, 6/1/2020	3,800,000	3,800,000
Series 2599, 144A, 0.28%*, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.28%*, 7/1/2016	5,055,000	5,055,000
Series 2010-E, 144A, 2.0%, 2/1/2011	10,325,000	10,370,339
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.3%*, 5/1/2028, US Bank NA (a)	8,905,000	8,905,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.32%*, 6/15/2037	6,125,000	6,125,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage at Silverdale LLC, Series A, AMT, 0.3%*, 9/15/2039	1,500,000	1,500,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.3%*, 9/15/2040	3,000,000	3,000,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.27%*, 12/1/2037	10,385,000	10,385,000
		63,645,339
West Virginia 2.2%
Cabell County, WV, University Facilities Revenue, Provident Group Marshall Properties, Series A, 0.3%*, 7/1/2039, Bank of America NA (a)	20,000,000	20,000,000
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.43%*, 7/1/2017, Dexia Credit Local (a)	54,555,000	54,555,000
		74,555,000
Wisconsin 2.0%
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.28%*, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Milwaukee, WI, General Obligation:
Series V8, 0.3%*, 2/1/2025	2,700,000	2,700,000
Series R4, 1.5%, 12/15/2010	25,000,000	25,033,857
Milwaukee, WI, Revenue Anticipation Notes, Series M8, 1.5%, 12/29/2010	10,000,000	10,019,149
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.44%*, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.28%*, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
		66,453,006
Wyoming 1.5%
Lincoln County, WY, Pollution Control Revenue, Pacificorp Project, 0.27%*, 1/1/2016, Wells Fargo Bank NA (a)	11,250,000	11,250,000
Sweetwater County, WY, Pollution Control Revenue:
0.349%, 11/10/2010	2,325,000	2,325,000
0.35%, 11/10/2010	10,450,000	10,450,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.32%*, 12/1/2043, Royal Bank of Canada (a)	26,800,000	26,800,000
		50,825,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,366,971,317)+	99.8	3,366,971,317
Other Assets and Liabilities, Net	0.2	5,686,457
Net Assets	100.0	3,372,657,774

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2010.

** These securities are shown at their current rate as of October 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $3,366,971,317.

(a) The security incorporates a letter of credit from the bank listed.

(b) Bond is insured by the following company:
Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Municipal Corp.	0.8
National Public Finance Guarantee Corp.	2.0
Radian Asset Assurance, Inc.	0.9

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

FSB: Federal Savings Bank

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$3,366,971,317	$—	$3,366,971,317
Total	$—	$3,366,971,317	$—	$3,366,971,317

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended October 31, 2010.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2010 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, at value (cost $3,366,971,317)	$3,366,971,317
Cash	50,610
Receivable for investments sold	2,335,000
Receivable for Fund shares sold	274,884
Interest receivable	4,584,029
Due from Advisor	3,881
Other assets	135,433
Total assets	3,374,355,154
Liabilities
Payable for Fund shares redeemed	240,286
Payable for investments purchased	110,032
Distributions payable	102,916
Accrued management fee	118,966
Other accrued expenses and payables	1,125,180
Total liabilities	1,697,380
Net assets, at value	$3,372,657,774
Net Assets Consist of
Undistributed net investment income	649,277
Accumulated net realized gain (loss)	25,994
Paid-in capital	3,371,982,503
Net assets, at value	$3,372,657,774

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of October 31, 2010 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($13,868,322 ÷ 13,864,726 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($76,660,602 ÷ 76,640,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,120,132,077 ÷ 2,119,582,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($403,376,713 ÷ 403,272,163 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($131,226,697 ÷ 131,192,671 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($90,354,042 ÷ 90,330,617 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($122,706,533 ÷ 122,674,719 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($414,332,788 ÷ 414,225,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2010 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$6,966,017
Expenses: Management fee	988,646
Administration fee	1,843,343
Services to shareholders	798,362
Custodian fee	55,371
Distribution and service fees	1,289,519
Professional fees	73,547
Trustees' fees and expenses	51,800
Reports to shareholders	99,779
Registration fees	85,778
Other	89,946
Total expenses before expense reductions	5,376,091
Expense reductions	(1,094,734)
Total expenses after expense reductions	4,281,357
Net investment income	2,684,660
Net realized gain (loss) from investments	25,994
Net increase (decrease) in net assets resulting from operations	$2,710,654

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
Operations: Net investment income	$2,684,660	$6,786,569
Net realized gain (loss)	25,994	42,867
Net increase in net assets resulting from operations	2,710,654	6,829,436
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(808)	(2,046)
Davidson Cash Equivalent Shares	(4,126)	(9,092)
DWS Tax-Exempt Cash Institutional Shares	(2,225,181)	(5,359,767)
DWS Tax-Exempt Money Fund	(331,674)	(1,068,021)
DWS Tax-Free Money Fund Class S	(86,072)	(283,931)
Premier Money Market Shares	(1,265)	(24,737)
Service Shares	(2,849)	(5,804)
Tax-Exempt Cash Managed Shares	(12,097)	(160,260)
Tax-Free Investment Class	(20,588)	(198,503)
Net realized gains: Capital Assets Funds Shares	—	(597)
Davidson Cash Equivalent Shares	—	(2,251)
DWS Tax-Exempt Cash Institutional Shares	—	(74,322)
DWS Tax-Exempt Money Fund	—	(13,853)
DWS Tax-Free Money Fund Class S	—	(4,326)
Premier Money Market Shares	—	(782)
Service Shares	—	(1,849)
Tax-Exempt Cash Managed Shares	—	(7,679)
Tax-Free Investment Class	—	(14,341)
Total distributions	(2,684,660)	(7,232,161)
Fund share transactions: Proceeds from shares sold	6,126,666,158	11,211,632,894
Reinvestment of distributions	1,874,294	5,434,005
Cost of shares redeemed	(5,830,237,597)	(11,989,083,579)
Net increase (decrease) in net assets from Fund share transactions	298,302,855	(772,016,680)
Increase (decrease) in net assets	298,328,849	(772,419,405)
Net assets at beginning of period	3,074,328,925	3,846,748,330
Net assets at end of period (including undistributed net investment income of $649,277 and $649,277, respectively)	$3,372,657,774	$3,074,328,925

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
Years Ended April 30,	2010	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.001		.002		.016		.032		.034		.026
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000	***	(.000	)***	.000 ***
Total from investment operations	.001		.002		.016		.032		.034		.026
Less distributions from: Net investment income	(.001)		(.002)		(.016)		(.032)		(.034)		(.026)
Net realized gains	—		(.000	)***	—		—		—		—
Total distributions	(.001)		(.002)		(.016)		(.032)		(.034)		(.026)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.09	**	.25		1.58	b	3.20	b	3.46	b	2.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,120		1,725		1,770		1,751		1,064		370
Ratio of expenses before expense reductions (%)	.19	*	.21		.23		.21		.21		.21
Ratio of expenses after expense reductions (%)	.19	*	.21		.22		.21		.20		.21
Ratio of net investment income (%)	.19	*	.24		1.56		3.12		3.42		2.61
a For the six months ended October 31, 2010 (Unaudited). b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Years Ended April 30,	2010	a	2010		2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001		.013	.030		.032		.024
Net realized and unrealized gain (loss)	.000	***	.000	***	.000 ***	.000	***	(.000	)***	.000 ***
Total from investment operations	.000	***	.001		.013	.030		.032		.024
Less distributions from: Net investment income	(.000	)***	(.001)		(.013)	(.030)		(.032)		(.024)
Net realized gains	—		(.000	)***	—	—		—		—
Total distributions	(.000	)***	(.001)		(.013)	(.030)		(.032)		(.024)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return (%)	.01	b**	.07	b	1.36	2.99	b	3.24	b	2.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	123		209		193	250		225		248
Ratio of expenses before expense reductions (%)	.38	*	.44		.45	.42		.43		.43
Ratio of expenses after expense reductions (%)	.36	*	.39		.45	.41		.42		.43
Ratio of net investment income (%)	.01	*	.06		1.34	2.91		3.19		2.39
a For the six months ended October 31, 2010 (Unaudited). b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition, the Fund pays a monthly management fee based on the combined average daily net assets of the three Funds and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2010, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Annualized Effective Rate
Tax-Exempt Portfolio	.05%

For the period from May 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2010, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2010
Tax-Exempt Portfolio	$1,843,343	$293,588

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2010, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2010
Capital Assets Funds Shares	$20,151	$5,176	$6,811
Davidson Cash Equivalent Shares	61,969	—	29,197
DWS Tax-Exempt Cash Institutional Shares	118,660	—	69,720
DWS Tax-Exempt Money Fund	79,573	—	43,669
DWS Tax-Free Money Fund Class S	47,815	—	39,633
Premier Money Market Shares	31,484	6,558	—
Service Shares	71,284	20,066	27,436
Tax-Exempt Cash Managed Shares	42,975	—	42,975
Tax-Free Investment Class	278,887	—	163,229

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2010, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$26,598	$26,598	.00%	.33%
Davidson Cash Equivalent Shares	123,938	123,938	.00%	.30%
Premier Money Market Shares	31,713	31,713	.00%	.25%
Service Shares	171,082	171,082	.00%	.60%
Tax-Free Investment Class	515,075	515,075	.00%	.25%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2010, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Unpaid at October 31, 2010	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$20,151	$20,151	$—	.00%	.25%
Davidson Cash Equivalent Shares	103,281	87,948	—	.04%	.25%
Premier Money Market Shares	31,713	31,713	—	.00%	.25%
Tax-Exempt Cash Managed Shares	121,747	16,020	9,634	.13%	.15%
Tax-Free Investment Class	144,221	38,696	14,452	.05%	.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2010
Tax-Exempt Portfolio	$53,359	$23,056

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2010, one shareholder held approximately 26% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2010		Year Ended April 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	21,658,489	$21,658,489	49,394,797	$49,394,797
Davidson Cash Equivalent Shares	54,675,070	54,675,070	140,991,927	140,991,927
DWS Tax-Exempt Cash Institutional Shares	5,463,647,448	5,463,647,448	9,545,076,388	9,545,076,388
DWS Tax-Exempt Money Fund	115,310,092	115,310,092	183,055,619	183,055,619
DWS Tax-Free Money Fund Class S	15,757,057	15,757,057	39,784,180	39,784,180
Premier Money Market Shares	17,963,464	17,963,464	109,396,548	109,396,548
Service Shares	113,577,223	113,577,223	277,971,196	277,971,196
Tax-Exempt Cash Managed Shares	116,639,136	116,639,136	471,983,176	471,983,176
Tax-Free Investment Class	207,438,179	207,438,179	393,979,063	393,979,063
		$6,126,666,158		$11,211,632,894
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	798	$798	2,653	$2,653
Davidson Cash Equivalent Shares	4,082	4,082	11,387	11,387
DWS Tax-Exempt Cash Institutional Shares	1,439,948	1,439,948	3,842,512	3,842,512
DWS Tax-Exempt Money Fund	323,734	323,734	1,065,790	1,065,790
DWS Tax-Free Money Fund Class S	81,512	81,512	270,634	270,634
Premier Money Market Shares	1,022	1,022	23,773	23,773
Service Shares	2,830	2,830	7,673	7,673
Tax-Exempt Cash Managed Shares	52	52	886	886
Tax-Free Investment Class	20,316	20,316	208,697	208,697
		$1,874,294		$5,434,005
Shares redeemed
Capital Assets Funds Shares	(25,683,552)	$(25,683,552)	(57,387,875)	$(57,387,875)
Davidson Cash Equivalent Shares	(57,914,854)	(57,914,854)	(128,403,019)	(128,403,019)
DWS Tax-Exempt Cash Institutional Shares	(5,070,459,767)	(5,070,459,767)	(9,593,718,982)	(9,593,718,982)
DWS Tax-Exempt Money Fund	(140,477,300)	(140,477,300)	(258,965,066)	(258,965,066)
DWS Tax-Free Money Fund Class S	(24,976,614)	(24,976,614)	(63,795,223)	(63,795,223)
Premier Money Market Shares	(47,338,153)	(47,338,153)	(571,302,157)	(571,302,157)
Service Shares	(59,865,184)	(59,865,184)	(303,098,913)	(303,098,913)
Tax-Exempt Cash Managed Shares	(202,856,040)	(202,856,040)	(455,851,093)	(455,851,093)
Tax-Free Investment Class	(200,666,133)	(200,666,133)	(556,561,251)	(556,561,251)
		$(5,830,237,597)		$(11,989,083,579)
Net increase (decrease)
Capital Assets Funds Shares	(4,024,265)	$(4,024,265)	(7,990,425)	$(7,990,425)
Davidson Cash Equivalent Shares	(3,235,702)	(3,235,702)	12,600,295	12,600,295
DWS Tax-Exempt Cash Institutional Shares	394,627,629	394,627,629	(44,800,082)	(44,800,082)
DWS Tax-Exempt Money Fund	(24,843,474)	(24,843,474)	(74,843,657)	(74,843,657)
DWS Tax-Free Money Fund Class S	(9,138,045)	(9,138,045)	(23,740,409)	(23,740,409)
Premier Money Market Shares	(29,373,667)	(29,373,667)	(461,881,836)	(461,881,836)
Service Shares	53,714,869	53,714,869	(25,120,044)	(25,120,044)
Tax-Exempt Cash Managed Shares	(86,216,852)	(86,216,852)	16,132,969	16,132,969
Tax-Free Investment Class	6,792,362	6,792,362	(162,373,491)	(162,373,491)
		$298,302,855		$(772,016,680)

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2010, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2009, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). Based on Lipper data provided as of December 31, 2009, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (4th quartile), Davidson Cash Equivalent Shares (3rd quartile), Tax-Exempt Cash Managed Shares (3rd quartile), Premier Money Market Shares (3rd quartile) and Service Shares (3rd quartile) and lower than the median of the applicable Lipper expense universe for the following share classes: DWS Tax-Exempt Cash Institutional Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 28, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 28, 2010